Condensed Consolidating Results of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net sales	$ 6,696.1	$ 6,679.9	$ 6,022.7
Costs and expenses	6,119.3	6,157.0	5,615.4
Operating earnings (loss)	576.8	522.9	407.3
Other expense, net	332.9	318.2	300.6
Net income (loss)	243.9	204.7	106.7
Comprehensive income (loss)	247.2	172.8	102.8
Parent Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Costs and expenses	147.2	95.6	126.3
Operating earnings (loss)	(147.2)	(95.6)	(126.3)
Other expense, net	37.1	61.4	57.0
Equity in the income of subsidiaries	428.2	361.7	290.0
Net income (loss)	243.9	204.7	106.7
Comprehensive income (loss)	247.2	172.8	102.8
Guarantor Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net sales	4,448.1	4,057.3	3,689.1
Costs and expenses	3,990.4	3,651.8	3,273.3
Operating earnings (loss)	457.7	405.5	415.8
Other expense, net	206.3	229.1	169.2
Equity in the income of subsidiaries	163.1	179.7	37.8
Net income (loss)	414.5	356.1	284.4
Comprehensive income (loss)	426.9	314.5	284.1
Non-Guarantor Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net sales	2,952.2	2,767.6	2,452.5
Costs and expenses	2,685.9	2,554.6	2,334.7
Operating earnings (loss)	266.3	213.0	117.8
Other expense, net	89.5	27.7	74.4
Net income (loss)	176.8	185.3	43.4
Comprehensive income (loss)	185.9	167.3	51.0
Eliminations
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net sales	(704.2)	(145.0)	(118.9)
Costs and expenses	(704.2)	(145.0)	(118.9)
Equity in the income of subsidiaries	(591.3)	(541.4)	(327.8)
Net income (loss)	(591.3)	(541.4)	(327.8)
Comprehensive income (loss)	$ (612.8)	$ (481.8)	$ (335.1)